Impairment - Narrative (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025
Disclosure of impairment loss and reversal of impairment loss [abstract]
Residual impairment and voluntary termination charges	£ 78	£ 67	£ 70